Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cvst
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2014
Prospectus Date	rr_ProspectusDate	Apr. 25, 2014
Curian Guidance - Interest Rate Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Curian Guidance - Multi-Strategy Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Multi-Strategy Income Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Multi-Strategy Income Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Curian Guidance - Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Curian Guidance - Institutional Alt 100 Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.64%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Curian Guidance - Institutional Alt 100 Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Curian Guidance - International Opportunities Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Curian Guidance - International Opportunities Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Moderate Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Moderate Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Curian Guidance - International Opportunities Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – International Opportunities Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Curian Guidance - Real Assets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.